COMMITMENTS, CONTINGENCIES AND GUARANTEES - Commitments (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Commitments, Contingencies and guarantees
Product transportation and storage	$ 13,648
Energy services	723
Exploration work commitments	539
Other	1,425
Total	16,335
Within one year
Commitments, Contingencies and guarantees
Product transportation and storage	1,150
Energy services	159
Other	648
Total	1,957
2018
Commitments, Contingencies and guarantees
Product transportation and storage	1,210
Energy services	160
Exploration work commitments	20
Other	185
Total	1,575
2019
Commitments, Contingencies and guarantees
Product transportation and storage	1,211
Energy services	151
Other	108
Total	1,470
2020
Commitments, Contingencies and guarantees
Product transportation and storage	1,128
Energy services	112
Exploration work commitments	64
Other	83
Total	1,387
2021
Commitments, Contingencies and guarantees
Product transportation and storage	1,135
Energy services	66
Exploration work commitments	1
Other	62
Total	1,264
Over 5 years
Commitments, Contingencies and guarantees
Product transportation and storage	7,814
Energy services	75
Exploration work commitments	454
Other	339
Total	$ 8,682